Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks and third party-payment processors, which are unrestricted as to withdrawal or use. Cash and cash equivalents balance as of March 31, 2021 and March 31, 2022 primarily consist of the following currencies:

	As of March 31, 2021		As of March 31, 2022
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	121,670	121,670	47,321	47,321
Hong Kong dollars	25	21	39	31
US$	25,947	170,508	18,133	115,110
EUR	5	38	55	392
NZD	—	—	—	1

Total		292,237		162,855